Financial Instruments (Details) - Schedule of Foreign Currency Market Risk Arising from Significant Foreign Exchange Variation - USD ($)	Jun. 30, 2024	Jun. 30, 2023
NTD:USD [Member]
Monetary items
Financial assets, Degree of variation	1.00%	1.00%
Financial assets, Effect on profit or loss	$ 159,814	$ 166,897
Financial assets, Effect on other comprehensive income
Monetary items
Financial liabilities, Degree of variation	1.00%	1.00%
Financial liabilities, Effect on profit or loss	$ 213,996	$ 102,305
Financial liabilities, Effect on other comprehensive income
EGP:USD [Member]
Monetary items
Financial assets, Degree of variation	1.00%
Financial assets, Effect on profit or loss	$ 330,468
Financial assets, Effect on other comprehensive income
Monetary items
Financial liabilities, Degree of variation	1.00%
Financial liabilities, Effect on profit or loss	$ 154,252
Financial liabilities, Effect on other comprehensive income
GBP:USD [Member]
Monetary items
Financial liabilities, Degree of variation	1.00%
Financial liabilities, Effect on profit or loss	$ 179,420
Financial liabilities, Effect on other comprehensive income